Consolidated Balance Sheets - USD ($)	Jun. 30, 2020	Dec. 31, 2019
ASSETS
Cash and cash equivalents	$ 1,598,362	$ 2,076,569
Accounts receivable, net	38,540	66,535
Prepaid expenses and other current assets	4,990,013	5,162,213
Total current assets	6,626,915	7,305,317
Property and equipment, net	54,022	75,391
Intangible assets, net	10,853	11,593
Goodwill	7,121,712	7,121,712
Total assets	13,813,502	14,514,013
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	6,937	3,268
Accrued expenses and other payables	1,959,913	1,867,251
Advance from customers	60,775	67,484
Due to related parties	552,970	724,885
Total current liabilities	2,580,595	2,662,888
Total liabilities	2,580,595	2,662,888
SHAREHOLDERS' EQUITY:
Additional paid-in capital	15,299,930	15,299,930
Retained earnings	(4,535,209)	(3,876,167)
Accumulated other comprehensive income	439,295	398,471
Total shareholders' equity	11,232,907	11,851,125
Total liabilities and shareholders' equity	13,813,502	14,514,013
Class A Ordinary Shares
SHAREHOLDERS' EQUITY:
Ordinary shares value	21,791	21,791
Total shareholders' equity	21,791	21,791
Class B Ordinary Shares
SHAREHOLDERS' EQUITY:
Ordinary shares value	7,100	7,100
Total shareholders' equity	$ 7,100	$ 7,100